Loans Held for Investment - Narratives - TDR (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 30, 2020
Troubled Debt Restructuring
Principal Balance		$ 567,520,973		$ 480,151,151	$ 424,174,758
Charge-offs		0	$ 0	984,440	0
Principal Forgiveness
Troubled Debt Restructuring
Financing Receivable		13,800,000		13,700,000	$ 0
Principal Balance	$ 13,600,000	13,700,000		13,600,000		$ 3,500,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,300,000
Charge-offs	1,000,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	400,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income		$ 300,000		$ 300,000
Loans and Leases Receivable, Impaired, Description		Once classified as a TDR, the new senior loan is classified as an impaired loan until it is extinguished and the carrying value is evaluated at each reporting date for collectability based on the fair value of the underlying collateral. Since the fair value of the collateral is greater than the carrying value of the new senior loan, no specific allowance was recorded as of March 31, 2022.		Once classified as a TDR, the new senior loan is classified as an impaired loan until it is extinguished and the carrying value is evaluated at each reporting date for collectability based on the fair value of the underlying collateral. Since the fair value of the collateral is greater than the carrying value of the new senior loan, no specific allowance was recorded as of December 31, 2021.
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 14,700,000
Financing Receivable, Troubled Debt Restructuring		$ 13,700,000		$ 13,700,000